Segment Disclosures	12 Months Ended
Dec. 31, 2019
Segment Disclosures
Segment Disclosures

The Company has one operating segment, being mineral exploration, with assets located in Canada and the United States, as follows:

	December 31, 2019			December 31, 2018
	Canada	USA	Total	Canada	USA	Other	Total

Mineral property interests	$11,864	$4,219	$16,083	$10,840	$3,387	$10	$14,237
Leasehold improvements and equipment	128	-	128	80	-	-	80